October 17, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	ING SERIES FUND, INC.
(File Nos. 033-41694; 811-06352)

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 160 (“Amendment”) to the Registration Statement of ING Series Fund, Inc. (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act of 1933 (“1933 Act”), as amended, and shall become effective on December 17, 2012.  The Registrant is filing the Amendment for the purpose of registering a new share class of the Registrant, Class R6 shares, for ING Large Cap Growth Fund and ING Small Company Fund.

Should you have any questions concerning the attached filing, please contact the undersigned at 480-477-2649 or Jay Stamper at 480-477-2660.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli, Esq.
Vice President and Senior Counsel
ING Investment Management — ING Funds

Attachment

cc:	Phillip Newman
Goodwin Procter LLP

7337 E. Doubletree Ranch Rd.	Tel: 480-477-3000
Scottsdale, AZ 85258-2034	Fax: 480-477-2700
www.ingfunds.com